Going concern	12 Months Ended
Dec. 31, 2021
Disclosure Of Going Concern [Abstract]
Going concern

23. Going concern

The Company has incurred recurring losses since inception, including net losses of USD 58.4 million for the year ended December 31, 2021. As of December 31, 2021, the Company had accumulated losses of USD 467.8 million, of which USD 30.6 million were offset with share premium. The Company expects to continue to generate operating losses for the foreseeable future. As of December 31, 2021, the Company had cash and cash equivalents of USD 54.7 million. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. In October 2021, the Company entered into the Securities Purchase Agreement with certain funds and accounts managed by JGB Management, Inc. The Securities Purchase Agreement is structured to provide USD 135 million in borrowing capacity, available in nine tranches, with the first tranche funded at the initial closing in October 2021 and the second tranche funded in January 2022 in connection with certain amendments to the Securities Purchase Agreement as described in Note 24. The subsequent tranches under the Securities Purchase Agreement will be available subject to the Company meeting certain conditions, including, among others, that the Company’s volume-weighted average price is not below USD 3.00 per share for five or more trading days during the 30 days prior to a tranche funding date (the “Minimum Stock Price”). The availability of future funding under the Securities Purchase Agreement is dependent on whether the Minimum Stock Price condition will be met at future tranche dates. To date, the Company has funded its operations through equity and debt offerings and through payments from licensors.  The Company believes that its current cash and cash equivalents are only sufficient to fund its operating expenses into the third quarter of 2022 and this raises substantial doubt about the Company’s ability to continue as a going concern. These factors individually and collectively indicate that a material uncertainty exists that may cast significant doubt about the Company’s ability to continue as a going concern within one year from the date of the issuance of these consolidated financial statements. The future viability of the Company is dependent on its ability to raise additional capital to finance its future operations. The Company has an active ATM program and can potentially raise funds through equity or debt offerings.  The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to currently outstanding common shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to shareholders. The Company may receive future milestone payments from licensors but that is dependent on achieving certain regulatory or commercial milestones that may never happen. The Company may seek additional funding through public or private financings, debt financing or collaboration agreements. The inability to obtain funding, as and when needed, would have a negative impact on the Company’s financial condition and ability to pursue its business strategies. If the Company is unable to obtain the required funding to run its operations and to develop and commercialize its product candidates, the Company could be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Management continues to explore options to obtain additional funding, including through collaborations with third parties related to the future potential development and/or commercialization of its product candidates. However, there is no assurance that the Company will be successful in raising funds, closing a collaboration agreement, obtaining sufficient funding on terms acceptable to the Company, or if at all, which could have a material adverse effect on the Group’s business, results of operations and financial conditions.